Cover	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	JACK HENRY & ASSOCIATES, INC.
Entity Central Index Key	0000779152